SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)		Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Current assets
Total current assets		$ 9,860		¥ 1,603,079	¥ 1,252,722
Non-current assets
Other non-current assets		(54)		(8,898)	(8,974)
Total non-current assets		(10,535)		(1,713,095)	(2,421,342)
Total assets		20,395		3,316,174	3,674,064
Current liabilities
Other payables and accruals		848		137,374	305,196
Total current liabilities		6,112		993,911	1,625,111
Total liabilities		12,939		2,103,617	2,892,775
Shareholders’ (deficit) equity
Ordinary shares	[1]	1		161	157
Series A preferred shares	[1]		[2]	6	6
Share subscription receivable			[2]	(6)	(6)
Accumulated deficit		2,089		339,759	321,925
Total shareholders equity		7,456	[3]	1,212,557	781,289		¥ 386,814	¥ 219,404
Total liabilities and shareholders equity		20,395		3,316,174	3,674,064
Parent [member]
Current assets
Amount due from subsidiary		2,191		356,274
Other current assets, net | ¥				586	4,909
Other receivable | $		3
Total current assets		2,194		356,860	4,909
Non-current assets
Interest in subsidiary						[4]
Other non-current assets					(4,909)
Total non-current assets					(4,909)
Total assets		2,194		356,860		[4]
Current liabilities
Other payables and accruals					6,079
Total current liabilities					6,079
Total liabilities					6,079
Shareholders’ (deficit) equity
Ordinary shares	[5]	1		161	157
Series A preferred shares	[5]		[4]	6	6
Share subscription receivable			[4]	(6)	(6)
Additional paid-in capital		2,541		413,273	(157)
Accumulated deficit		(347)		(56,574)	(6,079)
Total shareholders equity		2,194		356,860	(6,079)
Total liabilities and shareholders equity		$ 2,194		¥ 356,860		[4]

[1]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[2]	Less than US$1,000
[3]	Less than JPY1,000 or US$1,000
[4]	Less than JPY1,000 or US$1,000
[5]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)